Segment Information - Summary of Revenues by Classes of Similar Products or Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [Line Items]
Revenue	$ 5,984	$ 5,906
Electronic, software and services [member]
Disclosure of products and services [Line Items]
Revenue	5,364	5,213
Global Print [member]
Disclosure of products and services [Line Items]
Revenue	$ 620	$ 693